INCOME TAXES - SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax provision:
Federal			$ 68,420	$ 53,579	$ 49,140
State			7,336	6,045	3,856
Foreign			5,672	13,557	11,271
Current income tax provision			81,428	73,181	64,267
Deferred income tax (benefit) provision:
Federal			(15,131)	(4,188)	722
State			(1,735)	(159)	197
Foreign			(5,664)	(1,557)	(4,570)
Deferred income tax benefit	$ (159)	$ 595	(22,530)	(5,904)	(3,651)
Income tax provision	5,145	8,288	58,898	67,277	60,616
Excess tax deductions attributable to stock-based compensation	$ 4,044	$ 12,835	$ 38,384	$ 5,319	$ 10,763